Average Annual Total Returns{- FundsManager 60% Portfolio} - 02.28 VIP FundsManager Funds Service, Service 2 Combo PRO-12 - FundsManager 60% Portfolio	VIP FundsManager 60% Portfolio-Service VIP Return Before Taxes Past 1 year	VIP FundsManager 60% Portfolio-Service VIP Return Before Taxes Past 5 years	VIP FundsManager 60% Portfolio-Service VIP Return Before Taxes Past 10 years	VIP FundsManager 60% Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP FundsManager 60% Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP FundsManager 60% Portfolio-Service 2 VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0935 Past 1 year	F0935 Past 5 years	F0935 Past 10 years
Total	12.34%	11.27%	9.60%	12.21%	11.10%	9.44%	28.71%	18.47%	16.55%	11.85%	10.76%	9.47%